Share-based Compensation	9 Months Ended
Sep. 30, 2026
Share-based Compensation
Share-based Compensation

7. Share-based Compensation

Time Restricted stock units (“TRSUs”)

Changes in the TRSUs for the nine months ended September 30, 2026 are set forth below:

		Weighted average
	Number of	fair value at grant
	TRSUs	date
Balance as of January 1, 2026	206,495	$16.17
TRSUs granted during the nine months ended September 30, 2026	145,690	$16.74
TRSUs vested during the nine months ended September 30, 2026	(114,776)	$(13.78)
Balance as of September 30, 2026 (none of which are vested)	237,409	$14.45

7.     Share-based Compensation (continued)

The total cost related to non-vested TRSU awards expected to be recognized through 2029 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2026(1)	$447
2027	1,227
2028	704
2029	109
$2,487
(1)	Three-month period ending December 31, 2026

Performance-Based Restricted stock units (“PRSUs”)

Changes in the PRSUs for the nine months ended September 30, 2026 are set forth below:

No. of PRSUs
Balance as of January 1, 2026	138,144
PRSUs granted during the nine months ended September 30, 2026	49,241
PRSUs vested during the nine months ended September 30, 2026	—
Balance as of September 30, 2026 (none of which are vested)	187,385

The total cost related to non-vested PRSU awards expected to be recognized through 2029 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2026(1)	$181
2027	571
2028	388
2029	60
$1,200
(1)	Three-month period ending December 31, 2026